Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	₩ 268,493	₩ 139,842
Accumulated other comprehensive income (loss) as of disposal date	13,238	(3,649)
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	44,537	8,054
Accumulated other comprehensive income (loss) as of disposal date	(10,440)	(5,586)
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	47,713	0
Accumulated other comprehensive income (loss) as of disposal date	23,446	0
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	176,243	131,788
Accumulated other comprehensive income (loss) as of disposal date	₩ 232	₩ 1,937